UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST - VIP GLOBAL HARD ASSETS FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
VIP Global Hard Assets Fund
335 Madison Avenue - 19 th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VIP GLOBAL HARD ASSETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number of Shares					Value
COMMON STOCKS: 99.9%
Australia: 1.0%
248,000		Woodside Petroleum Ltd. #			$ 10,672,734

Brazil: 1.9%
449,800		Petroleo Brasileiro S.A. (ADR)			20,011,602

Canada: 12.7%
1,614,800		Brazilian Resources, Inc. * #			-
204,300		First Quantum Minerals Ltd.			16,810,270
1,530,400		IAMGOLD Corp. (USD)			20,231,888
211,855		Kinross Gold Corp.			3,623,218
341,000		Kinross Gold Corp. (USD)			5,827,690
1,483,000		Osisko Mining Corp. *			12,922,316
972,000	Pacific Rubiales Energy Corp. *				18,882,056
968,900		Petrolifera Petroleum Ltd. * R			915,812
1,375,000		Red Back Mining, Inc. *			28,091,616
670,000		Suncor Energy, Inc.			21,801,800
205,000		TimberWest Forest Corp. *			908,285
					130,014,951

Kazakhstan: 1.5%
630,000	KazMunaiGas Exploration Reg S (GDR) #				15,528,648

Kuwait: 1.2%
15,562,437	Kuwait Energy Co. K.S.C.C. * # R				12,328,858

Norway: 1.4%
621,500		Seadrill Ltd. #			14,544,612
United Kingdom: 9.7%
3,404,400		Afren PLC * #			5,288,202
770,000		African Minerals Ltd. * #			4,291,596
15,000		African Minerals Ltd. * # R			83,603
489,700		BHP Billiton PLC #			16,736,978
1,117,900		Heritage Oil Ltd. * #			9,512,443
345,400	Randgold Resources Ltd. (ADR)				26,537,082
53,600		Rio Tinto PLC (ADR)			12,688,728
192,500		Vedanta Resources PLC #			8,104,982
885,100		Xstrata PLC #			16,751,682
					99,995,296
United States: 70.5%
727,600		AK Steel Holding Corp.			16,632,936
613,300	Alpha Natural Resources, Inc. *				30,597,537
568,800		Anadarko Petroleum Corp.			41,425,704
204,700		Apache Corp.			20,777,050
331,700		Archer-Daniels-Midland Co.			9,586,130
521,700		Berry Petroleum Co.			14,691,072
920,000		Brigham Exploration Co. *			14,674,000
476,300		Cameron International Corp. *			20,414,218
370,600		Cimarex Energy Co.			22,006,228
369,650		Concho Resources, Inc. *			18,615,574
106,700		Consol Energy, Inc.			4,551,822
402,400		Crimson Exploration, Inc. *			1,175,008
321,200		Dril-Quip, Inc. *			19,541,808
528,000		Ellora Oil & Gas, Inc. * # R			4,224,000
186,600		EOG Resources, Inc.			17,342,604
222,650	EQT Corp.				9,128,650
2,095,370		Far East Energy Corp. *			901,009
419,074	Far East Energy Corp. Warrants * # R
		(1.25, expiring 12/22/14)			178,945
443,400	Freeport-McMoRan Copper & Gold, Inc.				37,041,636
477,800		General Electric Co.			8,695,960
145,200	Green Plains Renewable Energy, Inc. *				2,072,004
1,080,600		Halliburton Co.			32,558,478
307,100	Holly Corp.				8,571,161
748,600		Key Energy Services, Inc. *			7,149,130
1,489,600		Louisiana-Pacific Corp. *			13,480,880
640,800		Mariner Energy, Inc. *			9,592,776
400,900		Massey Energy Co.			20,963,061
117,600		Monsanto Co.			8,398,992
156,700		MYR Group, Inc. *			2,555,777
712,950		Newfield Exploration Co. *			37,109,048
580,600	Noble Corp.				24,280,692
348,700		Noble Energy, Inc.			25,455,100
166,400		NRG Energy, Inc. *			3,477,760
420,800		Occidental Petroleum Corp.			35,574,432
175,500	Oceaneering International, Inc. *				11,142,495
213,300		Penn Virginia Corp.			5,225,850
1,031,400		Petrohawk Energy Corp. *			20,916,792
226,200	Pioneer Natural Resources Co.				12,739,584
237,300		Questar Corp.			10,251,360
1,643,950		Quicksilver Resources, Inc. *			23,130,377
485,400		Schlumberger Ltd.			30,803,484
511,700		Steel Dynamics, Inc.			8,939,399
327,000		Terex Corp. *			7,426,170
257,605		Transocean, Inc. *			22,251,920
1,799,700	Weatherford International Ltd. *				28,543,242
					724,811,855

Total Common Stocks
(Cost: $763,339,536)					1,027,908,556

MONEY MARKET FUND: 0.0%
(Cost: $136,857)
United States: 0.0%
136,857	AIM Treasury Portfolio - Institutional Class				136,857

Total Investments: 99.9%
(Cost: $763,476,393)					1,028,045,413
Other assets less liabilities: 0.1%					835,523
NET ASSETS: 100.0%					$ 1,028,880,936

ADR		American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $776,389,483 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 280,727,934
Gross Unrealized Depreciation					(29,072,004)
Net Unrealized Appreciation					$ 251,655,930

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $118,247,283, which represents 11.5% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $17,731,218, or 1.7% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
African Minerals Ltd.	1/21/2010	15,000	$ 97,713	$ 83,603	0.0%
Ellora Oil & Gas Co. (a)	6/30/2006	528,000	6,336,000	4,224,000	0.4
Far East Corp. Warrants	12/22/2009	419,074	-	178,945	0.0
Kuwait Energy Co. KSCC (a)	8/6/2008	15,562,437	11,764,893	12,328,858	1.2
Petrolifera Petroleum Ltd.	3/7/2005	737,200	962,197	696,807	0.1
Petrolifera Petroleum Ltd.	5/2/2007	231,700	625,906	219,005	0.0
			$ 19,786,709	$ 17,731,218	1.7%
(a) - Illiquid security

				% of
Summary of Investments by Industry (unaudited)				Investments	Value
Basic Industry				0.3%	$ 2,555,777
Capital Goods				1.6	16,122,130
Chemicals				0.8	8,398,992
Energy				72.1	741,540,742
Industrial Metals				13.4	138,081,810
Paper and Forest				1.4	14,389,165
Precious Metals				9.5	97,233,810
Total Common Stocks				100.0	1,027,908,556
Money Market Fund				0.0	136,857
				100.0%	$ 1,028,045,413

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Australia		$ -	$ 10,672,734	$ -	$ 10,672,734
Brazil		20,011,602	-	-	20,011,602
Canada		130,014,951	-	-	130,014,951
Kazakhstan		-	15,528,648	-	15,528,648
Kuwait		-	-	12,328,858	12,328,858
Norway		-	14,544,612	-	14,544,612
United Kingdom		39,225,810	60,769,486	-	99,995,296
United States		719,507,901	178,945	4,224,000	724,811,855

Money Market Fund:
United States		136,857	-	-	136,857
Total		$ 908,897,121	$ 101,694,425	$ 16,552,858	$ 1,028,045,413

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transations during the three month period ended March 31, 2010:

Balance as of 12/31/09					$ 14,940,016
Realized gain (loss)					-
Change in unrealized appreciation (depreciation)					1,612,842
Net purchases (sales)					-
Transfers in and/or out of level 3					-
Balance as of 3/31/10					$ 16,552,858

See Note to Schedule of Investments

VIP Global Hard Assets Fund
Note to Schedule of Investments
March 31, 2010 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VIP Global Hard Assets Fund

By /s/ Bruce J. Smith, Chief Financial Officer, VIP Global Hard Assets Fund

Date: May 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, VIP Global Hard Assets Fund

Date: May 31, 2010

By /s/ Bruce J. Smith, Chief Financial Officer, VIP Global Hard Assets Fund

Date: May 31, 2010